Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Principles of consolidation

(a) Principles of consolidation: The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the legal entities comprising the Company as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation.

Use of estimates

(b)  Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

Accounting for revenue, voyage expenses and operating expenses

(c) Accounting for revenue, voyage expenses and operating expenses: Revenue is generated from time, bareboat or voyage charter contracts.

Time and bareboat charters contracts

A time and bareboat charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. A time and bareboat charter generally provides typical warranties and owner protective restrictions. A time and bareboat charter begins when the vessel is delivered to the charterer and ends when the vessel is redelivered back to its owner. The time and bareboat charter contracts are considered operating leases because (i) the vessel is an identifiable asset (ii) the owner of the vessel does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Revenues from time and bareboat charters are recognized ratably on a straight-line basis over the period of the respective charter. Under time charter agreements, all voyage expenses, except commissions are assumed by the charterer. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid by the owner under time charter agreements. Under bareboat charter agreements, all voyage and operating expenses, are assumed by the charterer. The Company applied the practical expedient included in Accounting Standards Codification (“ASC”) 842 and elected to not separate the lease and non-lease components included in the time and bareboat charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and the lease component, if accounted for separately, would be classified as an operating lease. The daily hire rate represents the hire rate for a time and bareboat charter as well as the compensation for expenses for operating and maintaining the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants. Both the lease and non-lease components are earned by passage of time. The nature of the lease component and non-lease component that were combined as a result of applying the practical expedient are the contract for the hire of a vessel and the fees for operating and maintaining the vessel respectively. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with Topic 842.

Voyage charters contracts

A voyage charter is a contract in which the vessel owner undertakes to transport a specific amount and type of cargo on a load port-to-discharge port basis, subject to various cargo handling terms. The Company accounts for a voyage charter when all the following criteria are met: (1) the parties to the contract have approved the contract in the form of a written charter agreement and are committed to perform their respective obligations, (2) the Company can identify each party’s rights regarding the services to be transferred, (3) the Company can identify the payment terms for the services to be transferred, (4) the charter agreement has commercial substance (that is, the risk, timing, or amount of the Company’s future cash flows is expected to change as a result of the contract) and (5) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Company determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and begins to be satisfied once the vessel is ready to load the cargo. The voyage charter party agreement generally has a demurrage/dispatch clause according to which in the case of demurrage, the charterer reimburses the vessel owner for any potential delays exceeding the allowed lay time as per the charter party clause at the ports visited which is recorded as demurrage revenue. In the case of dispatch, the owner reimburses the charterer for the earlier discharging of the cargo from the agreed time. Demurrage/despatch revenues are recognized starting from the point that is determined that the amount can be estimated, and its collection/payment is probable and on a straight-line basis until the end of the voyage. Revenues from voyage charters are recognized on a straight-line basis over the voyage duration which commences once the vessel is ready to load the cargo and terminates upon the completion of the discharge of the cargo. Under ASC 606, receivables represent an entity’s unconditional right to consideration, whether billed or unbilled.

In voyage charters, vessel operating expenses and voyage expenses are paid for by the Company. The voyage charters are considered service contracts which fall under the provisions of ASC 606, because the Company retains control over the operations of the vessels, such as the routes taken or the vessels’ speed.

Payment terms under voyage charters are disclosed in the relevant voyage charter agreements and generally have standard payment terms of 90% to 95% of the freight which is paid within three days after the completion of the vessel’s loading.

Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage commissions, port expenses, canal dues and bunkers. Brokerage commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Company and are expensed over the related charter period. All other voyage expenses are expensed as incurred, except for expenses during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port). Any expenses incurred during the ballast portion of the voyage such as bunker expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Company satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that we can specifically identify, (2) able to generate or enhance resources of the company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘prepayments and other assets’ in the consolidated balance sheets.

Vessel operating expenses presented in the consolidated financial statements mainly consist of crew, repairs and maintenance, insurance, stores, spares, lubricants, other operating expenses and management fees payable to the Company’s managers.

Vessel operating expenses are expensed as incurred.

Foreign currency transactions

(d) Foreign currency transactions: The functional currency of the Company is the U.S. Dollar because the Partnership’s vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at those dates. Gains or losses resulting from foreign currency transactions are included in “Other income / (expense), net” in the consolidated statements of comprehensive income.

2. Significant Accounting Policies – Continued

Cash and cash equivalents

(e) Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. As of December 31, 2024, and 2023 the cash and cash equivalents of the Partnership were $313,988 and $192,420, respectively.

Restricted cash

(f) Restricted cash: For the Company to comply with debt covenants under its credit facilities, sale and lease back agreements and unsecured bonds, it must maintain minimum cash deposits. Such deposits are considered by the Company to be restricted cash. As of December 31, 2024, and 2023 the restricted cash of the Company were $22,521 and $11,721, respectively.

Trade accounts receivable, net

(g) Trade accounts receivable, net: The amount shown as trade accounts receivable, net primarily consists of earned revenue that has not been billed yet or that has been billed but has not yet been collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate write-off. As of December 31, 2024, and 2023 the Company had trade accounts receivables of $3,726 and $1,890, respectively. For the year ended December 31, 2024, and 2023 the respective write off amounted to nil.

Inventories

(h) Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of disposal and transportation. The cost is determined by the first-in, first-out method. As of December 31, 2024, and 2023 the value of the Company’s inventories was $4,584 and $2,740, respectively.

Vessels held for sale

(i) Vessels held for sale: The Company classifies vessels as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale.

If a plan to sell a vessel is cancelled, the Company reclassifies the vessel as held for use and re-measures it at the lower of (i) its carrying amount before the vessel was classified as held for sale, adjusted for any depreciation expense that would have been recognized if the vessel had been continuously classified as held and used and (ii) its fair value at the date of the subsequent decision not to sell.

Fixed assets

(j) Fixed assets: Fixed assets consist of vessels, which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel, any material expenses incurred during its construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Certain subsequent expenditures for major improvements and regulatory requirements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. Vessels acquired through asset acquisitions are recorded at cost. The cost of each of the Company’s vessels is depreciated, beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Company’s vessels to be $0.2 per light weight ton (“LWT”) and useful life to be 25 years for the container carrier and bulk carrier vessels and 35 years for the LNG/C vessels (Note 6).

Impairment of vessels

(k) Impairment of vessels: An impairment loss on vessels is recognized when indicators of impairment are present and the carrying amount of the assets group is greater than its fair value and is determined not to be recoverable. In determining future benefits derived from use of the vessels, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related vessel. If the carrying value of the asset, including any related intangible assets and liabilities, exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.

As of December 31, 2024 and 2023, no indicators of impairment were present since the carrying amount of  each vessel, including the book value of the attached time charter, if any, in the Company’s fleet did not exceed its respective charter-attached market value. Accordingly, no undiscounted cash flow tests were required to be performed for any of the Company’s vessels.

Deferred charges, net

(l) Deferred charges, net: Deferred charges, net are comprised mainly of dry-docking costs. The Company’s vessels are required to be dry-docked every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are under operation. The Company has adopted the deferral method of accounting for dry-docking activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-docking activity. As of December 31, 2024, and 2023 the Company had deferred charges, net amounted to nil.

Financing costs

(m) Financing costs: Financing costs directly attributable to the constructions of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other financing costs are expensed in the period in which they occur. Financing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

2. Significant Accounting Policies – Continued

(n) Deferred financing costs:  Deferred financing costs are costs incurred in connection with the issuance of a financing arrangement. Issuance costs are amortized over the term of the respective financing arrangement using the effective interest rate method and are included in the consolidated statement of comprehensive income in “Interest expense and finance cost”. The unamortized portion of the issuance costs are presented as a deduction from the Company’s corresponding liability. Any unamortized balance of the issuance costs relating to a financing arrangement extinguished is expensed in the period in which the extinguishment is made.

Intangible assets

(o) Intangible assets: The Company records all identified tangible and intangible assets, or any liabilities associated with the acquisition of a business or an asset, at fair value. When a vessel or a business that owns a vessel is acquired with an existing charter agreement, the Company considers whether any value should be assigned to the attached charter agreement acquired. The value to be assigned to the charter agreement is based on the present value of the difference of the contractual charter rate of the agreement acquired and the prevailing market rate for a charter of equivalent duration at the time of the acquisition, determined by independent appraisers as at that date. The resulting above-market (assets) or below-market (liabilities) charters are amortized using the straight-line method as a reduction or increase, respectively, to revenues over the remaining term of the charters (Note 7).

Other comprehensive income /(loss)

(p) Other comprehensive income /(loss): The Company records certain transactions directly as components of Shareholders’ Equity. The Company’s other comprehensive income/(loss) was related to the changes of the fair value of the derivatives designated as accounting hedge (Note 9).

Net income / (loss) per share

(q) Net income / (loss) per share:

(i) Net income / (loss) per common share: Basic net income / (loss) per common share is computed by dividing net income available to common shareholders, by the weighted average number of common shares outstanding during the period. Diluted net income per common share reflects the potential dilution that could occur if securities were converted or other contracts to issue common stock were exercised at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants issued, if any. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible securities, if any. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted net income per share (Note 16).

Net income per Limited Partner share

(ii) Net income per Limited Partner share: Basic net income per limited partner share is calculated by dividing the Company’s net income less net income allocable to preferred shareholders, (if any), general partner’s interest in net income (including incentive distribution rights (“IDR”)) and net income allocable to unvested shares, by the weighted-average number of common shares outstanding during the period (Note 16). Diluted net income per limited partner share reflects the potential dilution that could occur if securities or other contracts to issue limited partner shares were exercised.

Segment reporting

(r) Segment reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time, bareboat or voyage charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter or vessel but is instead regularly provided with only the consolidated operating results as noted on the face of the consolidated statements of comprehensive income. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker (CODM), who is the Company’s CEO, reviews operating results solely by revenue per day and the operating results of the fleet. The CODM assesses performance for the vessel operations segment and decides how to allocate resources based on consolidated net income. Thus, the Company has determined that it operates as one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Omnibus incentive compensation plan

(s) Omnibus incentive compensation plan: Equity compensation expense represents vested and unvested shares granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of comprehensive income. These shares are measured at their fair value equal to the market value of the Company’s common shares on the grant date. The shares that contain a time-based service vesting condition are considered unvested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period (Note 15).

Treasury shares

(t) Treasury shares: The Company records the repurchase of its common shares at cost based on the settlement dates of repurchase transactions. These shares which is a reduction to shareholders’ equity, together with the shares that have been issued but not granted under the Company’s Omnibus Incentive Compensation Plan are classified as treasury shares. Treasury shares are included in authorized and issued shares but excluded from outstanding shares (Notes 14, 15).

Fair value of financial instruments

(u) Fair value of financial instruments: The Company follows the accounting guidance for financial instruments that establishes a framework for measuring fair value under generally accepted accounting principles and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;

Level 2: Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3: Inputs are unobservable inputs for the asset or liability.

2. Significant Accounting Policies – Continued

Derivative instruments

(v) Derivative instruments: The Company from time to time may enter into derivative instruments to hedge its exposure to foreign exchange or interest rate risks arising from operational, financing and investment activities. Derivatives are initially measured at fair value; attributable transaction costs are expensed as incurred. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as foreign currency risk and interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect in a cash flow hedge. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income (effective portion) until the hedged item is recognized in the consolidated statements of comprehensive income. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply, or the Company elects not to apply hedge accounting to such contracts (Note 9).

Discontinued operations

(w) Discontinued operations: In accordance with Accounting Standards Update (‘ASU’) 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.

Allocation of Interest Expense to Discontinued Operations – The Company elects to allocate the interest on debt that is required to be repaid as a result of a disposal transaction to discontinued operations.

Recent Accounting Pronouncements

(x) Recent Accounting Pronouncements:

Disclosure Improvements: In November 2024, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this Update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period an entity:

1.	Disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil and gas-producing activities (DD&A) (or other amounts of depletion expense) included in each relevant expense caption. A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations that contains any of the expense categories listed in (a)–(e).

2.	Include certain amounts that are already required to be disclosed under current generally accepted accounting principles (GAAP) in the same disclosure as the other disaggregation requirements.

3.	Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively.

4.	Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.

The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in ASU 2024-03 should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements The Company is currently evaluating the impact, if any, of the adoption of this ASU.